REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 62,752	$ 67,826
Operating lease income	6,700	6,800
Income relating to variable lease payments for operating leases that do not depend on index or rate	75	67
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,161	43,099
Private Equity | Construction Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 5,600	$ 7,000
Backlog	two years	two years
Private Equity | Service concession arrangements [member] | Brazilian water and wastewater services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Backlog	24 years	24 years